Administration [Member] Expense Example - Administration - BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND - ADMINISTRATION	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	98
Expense Example, with Redemption, 5 Years	175
Expense Example, with Redemption, 10 Years	$ 401